Stockholders’ Equity (Details) - Part-2 - USD ($)		9 Months Ended	12 Months Ended
	Oct. 07, 2022	Sep. 30, 2023	Dec. 31, 2022	Jul. 11, 2023	Apr. 18, 2023	Jul. 19, 2022	Dec. 31, 2021	Jul. 19, 2019
Stockholders’ Equity (Details) - Part-2 [Line Items]
Common stock, par value (in Dollars per share)		$ 0.001	$ 0.001				$ 0.001
Purchaser cash						$ 20,000		$ 20,000
Preferred stock outstanding (in Shares)		0	0			250,000,000	0	250,000,000
Redemption preferred stock		$ 20,000	$ 20,000
Payments to repurchase of preferred stock	$ 20,000
Preferred stock, value				$ 1,000
Cash		$ 1,651,354	$ 2,768,640	$ 1,000	$ 10,000,000		$ 7,872,061
Series B Preferred Stock [Member]
Stockholders’ Equity (Details) - Part-2 [Line Items]
Common stock, par value (in Dollars per share)		$ 0.001	$ 0.001			$ 0.001
Preferred stock outstanding (in Shares)		0	0
Preferred stock, value
Preferred Stock [Member]
Stockholders’ Equity (Details) - Part-2 [Line Items]
Preferred stock outstanding (in Shares)				250,000,000
Series C Preferred Stock [Member]
Stockholders’ Equity (Details) - Part-2 [Line Items]
Common stock, par value (in Dollars per share)		$ 0.001	$ 0.001	$ 0.001
Preferred stock outstanding (in Shares)		0	0
Preferred stock, value